DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Frontier Emerging Markets Fund *DRFRX

(the “Fund”)

SUPPLEMENT DATED JULY 1, 2015

TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND DATED APRIL 15, 2015 (“SAI”)

Effective June 4, 2015, A.R. Umans no longer serves as a Trustee of the Trust. Accordingly, all references to A.R. Umans in the SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.